Income Taxes - Schedule of Components of the Provision for (Benefit from) Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Current:
Total current		$ 6,596
Deferred:
Total deferred
Total income tax expense		6,596
BVI [Member]
Current:
Total current
Deferred:
Total deferred
United States [Member]
Current:
Total current
Deferred:
Total deferred
PRC [Member]
Current:
Total current		6,596
Deferred:
Total deferred